Adoption of ASU 2018-12 (Summary of Changes in Net Liability Position of MRBs) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net liability in MRB	$ (729)	$ 2,511
Accounting Standards Update 2018-12 [Member]
Net liability in MRB			$ 5,334
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Net liability in MRB			7,956
Retirement Plan Services Segment [Member] | Accounting Standards Update 2018-12 [Member]
Net liability in MRB			9
Retirement Plan Services Segment [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Net liability in MRB			10
As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
Net liability in MRB			1,034
As Previously Reported [Member] | Retirement Plan Services Segment [Member] | Accounting Standards Update 2018-12 [Member]
Net liability in MRB			11
Cumulative Effect of Credit Risk to AOCI [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Net liability in MRB			(3,656)
Cumulative Effect of Credit Risk to AOCI [Member] | Retirement Plan Services Segment [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Net liability in MRB			(12)
Variable Annuities [Member]
Net liability in MRB	(662)	2,398	5,207
Variable Annuities [Member] | Accounting Standards Update 2018-12 [Member]
Net liability in MRB			5,207
Variable Annuities [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Net liability in MRB			7,968
Variable Annuities [Member] | As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
Net liability in MRB			831
Variable Annuities [Member] | Cumulative Effect of Credit Risk to AOCI [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Net liability in MRB			(3,592)
Fixed Annuity [Member]
Net liability in MRB	$ (45)	$ 114	118
Fixed Annuity [Member] | Accounting Standards Update 2018-12 [Member]
Net liability in MRB			118
Fixed Annuity [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Net liability in MRB			(22)
Fixed Annuity [Member] | As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
Net liability in MRB			192
Fixed Annuity [Member] | Cumulative Effect of Credit Risk to AOCI [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Net liability in MRB			$ (52)